Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 27,580	$ 17,000
Deposits	481,164	366,796
Financial liabilities designated at fair value through profit or loss	59,665	105,131
Total deposits	1,214,136	1,018,962
Business and government [member]
Disclosure of deposits from customers [line items]
Total deposits	481,164	366,796
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	39	31
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	40,500	39,900
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	1,200	1,200
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total deposits	708,000	580,000
Other Currency [member]
Disclosure of deposits from customers [line items]
Total deposits	$ 44,000	$ 52,000